Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (3,569)	$ (4,382)
Vessels [Member]
Cost [Abstract]
Beginning balance	65,033	120,543	$ 120,543
Additions	56,236		618
Disposals	0		(36,250)
Transfer to "Vessels held for sale"	(17,993)		(19,878)
Ending balance	103,276		65,033
Accumulated Depreciation [Abstract]
Beginning balance	(6,206)	$ (9,954)	(9,954)
Depreciation and amortization	(2,371)		(6,373)
Disposals	0		6,248
Transfer to "Vessels held for sale"	3,018		3,873
Ending balance	(5,559)		(6,206)
Net book value	$ 97,717		$ 58,827